Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property, Plant and Equipment
The estimated useful lives of property and equipment are as follows:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	4 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	4 to 10 years
Property and equipment consists of the following:

	December 31,
(in millions)	2016	2015
Land	$27.7	$27.7
Machinery and equipment	43.2	56.8
Building and leasehold improvements	120.4	126.7
Computer and data processing equipment	101.7	99.6
Computer software	10.8	10.3
Furniture and fixtures	23.8	29.4
Construction in progress	20.4	23.9
Property and equipment	348.0	374.4
Less: accumulated depreciation	(184.3)	(199.0)
Property and equipment, net	$163.7	$175.4

Schedule of Finite-Lived Intangible Assets
The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships and contracts	3 to 14 years
Trade name	generally 20 years
Internally developed software	2 to 5 years
Other	1 to 10 years
A summary of intangible assets at December 31, 2016 and 2015 is as follows:

(in millions)
December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships and contracts	$2,084.6	$(1,322.7)	$761.9
Trade name	422.1	(195.2)	226.9
Internally developed software	142.6	(77.7)	64.9
Other	6.0	(4.1)	1.9
Total	$2,655.3	$(1,599.7)	$1,055.6

December 31, 2015
Customer relationships	$2,128.3	$(1,162.0)	$966.3
Trade name	422.3	(173.9)	248.4
Internally developed software	136.5	(77.7)	58.8
Other	5.8	(2.9)	2.9
Total	$2,692.9	$(1,416.5)	$1,276.4

Schedule of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Foreign currency translation	$(139.6)	$(61.1)	$(16.6)
Accumulated other comprehensive loss	$(139.6)	$(61.1)	$(16.6)